Financial instruments by category - Financial assets as per statement of financial position (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial assets as per statement of financial position
Financial assets as per statement of financial position	$ 10,671,194	$ 8,968,265
Financial assets at amortised cost, class | Trade and other receivables
Financial assets as per statement of financial position
Financial assets as per statement of financial position	6,256,738	4,009,282
Financial assets at amortised cost, class | Cash and cash equivalents
Financial assets as per statement of financial position
Financial assets as per statement of financial position	$ 4,414,456	$ 4,958,983